Document And Entity Information	Aug. 01, 2023
Document Information Line Items
Entity Registrant Name	OPAL FUELS INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On August 11, 2022, OPAL Fuels Inc. filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-266757) (as amended on September 20, 2022, October 14, 2022, November 2, 2022, and November 4, 2022, and post-effectively amended on May 3, 2023 and May 4, 2023) (collectively, the “Registration Statement”) which registered (i) for original issuance up to 15,446,494 shares of our Class A common stock underlying the Warrants (as defined below) (such Warrants were subsequently exchange for shares of Class A common stock pursuant to a registration statement on Form S-4 (File No. 333-268455)), and (ii) for resale by the selling security holders named therein up to 175,541,507 shares of our Class A common stock (including 9,223,261 shares underlying Private Placement Warrants (as defined below) which Private Placement Warrants were subsequently exchanged for shares of Class A common stock pursuant to a registration statement on Form S-4 (File No. 333-268455)). The Registration Statement was declared effective by the SEC on November 8, 2022, and the post-effective amendment to the Registration Statement was declared effective by the SEC on May 15, 2023.This post-effective amendment to Form S-1 on Form S-3 is being filed to convert the Registration Statement on Form S-1 into a registration statement on Form S-3 and to include an updated prospectus relating to the offering and sale of the securities remaining available for sale under the Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001842279
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE